Post-Employment and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	$ 718
Foreign currency translation adjustment	0	$ 0
Plan assets at fair value at end of year	743	718
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	162	113
Contributions (employer and employee)	15	14
Actual return on plan assets	2	2
Net benefit payments	1	11
Settlements	(8)
Transfer in Level 3		10
Foreign currency translation adjustment	(5)	12
Plan assets at fair value at end of year	$ 167	$ 162